Convertible Notes Payable (Details Narrative)						3 Months Ended		12 Months Ended
	Mar. 05, 2021 USD ($) Trading	Jan. 21, 2021 USD ($) Trading	Sep. 29, 2020 USD ($) Trading	May 26, 2020 USD ($) Trading	Mar. 10, 2020 USD ($) Trading	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt interest rate						2.00%		2.00%	2.00%
Debt principal amount						$ 2,490,224		$ 2,458,024
Amortization of debt discount and original discount						243,045	$ 202,239	862,209	$ 368,257
Convertible notes payable						615,134
Convertible Notes Payable [Member]
Amortization of debt discount and original discount						217,754	$ 202,239
EMA Note [Member]
Debt principal amount						$ 85,000
Securities Purchase Agreement [Member] | Power Up Lending Group Ltd [Member]
Purchase price	$ 75,000	$ 75,000	$ 80,000	$ 75,000	$ 75,000
Debt interest rate	10.00%	10.00%	10.00%	10.00%	10.00%
Debt principal amount	$ 86,350	$ 86,350	$ 91,300	$ 85,800	$ 85,800			$ 150,000
Debt maturity date	Mar. 05, 2022	Mar. 05, 2022	Sep. 29, 2021	May 26, 2021	Mar. 10, 2021
Trading days | Trading	20	20	20	20	20
Debt description	The "Variable Conversion Price" shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.	The "Variable Conversion Price" shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.	The "Variable Conversion Price" shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date. The conversion price is subject to customary adjustments. The conversion price is not subject to a floor.	The "Variable Conversion Price" shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.	The "Variable Conversion Price" shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.